Fair Value Measurements (Reconciliation of fair value measurements using significant unobservable inputs (level 3)) (Details) - Available-for-sale investments [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 513,994	¥ 77,093
Additional investments		352,008
Additional investments obtained from conversion of ordinary shares		40,538
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336	15,869
Currency translation adjustment	34,282	28,486
Ending balance	¥ 939,432	¥ 513,994